Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of TGL	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Gem Reward Sdn. Bhd. (“GEM”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background		A Malaysian company Incorporated in June 2017 Operated O2O e-commerce platform known as ZCITY
Foodlink Global Sdn Bhd (“Foodlink”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.
Ownership	100.00%	100.00%
Morgan Global Sdn. Bhd (“Morgan”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.
Ownership	100.00%	100.00%
AY Food Ventures Sdn. Bhd. (“AY Food”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of TGL [Line Items]
Background	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.	A Malaysian company Incorporated in January 2023 Sub-licensing restaurant branding and selling and trading of foods and beverage products.
Ownership	100.00%	100.00%